Basis of accounting (Tables)	12 Months Ended
Jan. 31, 2019
Basis Of Presentation [Abstract]
Schedule of other intangible assets, useful life
At each year end date, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

Schedule of property, plant and equipment, useful life
over their estimated useful lives as follows:
Property, plant and equipment

Cost	Leasehold improvements £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2018	340	299	486	1,125
Additions	—	62	57	119
Disposals	—	(22)	(52)	(74)
Revaluation	—	—	5	5
At January 31, 2019	340	339	496	1,175
Accumulated depreciation
At February 1, 2018	(31)	(36)	(249)	(316)
Charge for the year	(34)	(156)	(119)	(309)
Disposals	—	21	47	68
Revaluation	—	—	(2)	(2)
At January 31, 2019	(65)	(171)	(323)	(559)
Net book value
At February 1, 2018	309	263	237	809
At January 31, 2019	275	168	173	616

Cost	Leasehold improvements £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2017	9	19	284	312
Acquisition of subsidiary	—	280	49	329
Additions	340	—	173	513
Disposals	(9)	—	(14)	(23)
At January 31, 2018	340	299	486	1,125
Accumulated depreciation
At February 1, 2017	(9)	(17)	(170)	(196)
Charge for the year	(31)	(19)	(90)	(140)
Disposals	9	—	10	19
At January 31, 2018	(31)	(36)	(249)	(316)
Net book value
At February 1, 2017	—	2	114	116
At January 31, 2018	309	263	237	809